Investments in Associates and Joint Ventures - Summary of Income from Equity Interests in Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Associates and Joint Ventures [Line Items]
Net income	$ (799)	$ 2,393	$ (1,277)
Other comprehensive income	(22)	424	(221)
Total comprehensive income for the year	(821)	2,817	(1,498)
Joint Ventures [member]
Disclosure of Associates and Joint Ventures [Line Items]
Net income	65	367	96
Other comprehensive income	8	20	(30)
Total comprehensive income for the year	73	387	66
Associates [member]
Disclosure of Associates and Joint Ventures [Line Items]
Net income	57	29	(2)
Other comprehensive income	(7)	42	(23)
Total comprehensive income for the year	$ 50	$ 71	$ (25)